Taxes - Reconciliation of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
(Loss) earnings before income tax	$ (44,433)	$ 402,934
Income tax at statutory tax rate of 26.5%	(11,775)	106,778
Difference between Canadian and foreign tax rates	(11,406)	(7,008)
Change in unrecognized deductible temporary differences	51,858	(172,247)
Impact of foreign currency on deferred tax balances	(3,831)	25,515
Non-deductible costs	6,102	(1,875)
Local mining taxes	1,330	4,574
Other	498	248
Income tax expense (recovery)	32,776	(44,015)
Oksut Mine
Statement Line Items [Line Items]
Income tax expense (recovery)	$ (1,000)	$ 8,700